Average Annual Total Returns{- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-08 - Fidelity® Low-Priced Stock Fund	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Low-Priced Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	9.32%	9.99%	10.61%	6.33%	7.65%	8.75%	7.18%	7.53%	8.37%	19.96%	13.26%	11.20%